Trade and other receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Trade receivables	$ 698	$ 651
Other receivables	49	41
Prepayments	86	93
Total	833	785
Non-current
Finance lease receivables	7	12
Other receivables	7	5
Prepayments	5	18
Total	$ 19	$ 35